Cover	Dec. 28, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2021
Entity File Number	001-40267
Entity Registrant Name	Virgin Orbit Holdings, Inc.
Entity Central Index Key	0001843388
Entity Tax Identification Number	98-1576914
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4022 E. Conant
Entity Address, City or Town	St. Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90808
City Area Code	(562)
Local Phone Number	388-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, $0.0001 par value per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	VORB
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	VORBW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2255 Glades Road
Entity Address, Address Line Two	Suite 324A
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL